ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Additional Information (Details) - Disposal groups classified as held for sale - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Proportion of ownership interest in associate	67.00%	33.00%
Consideration receivable	$ 235
Brookfield Infrastructure
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Consideration receivable	$ 60